Segment Information - Revenues from External Customers and Non-current Operating Assets Classified by Country or Region (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of geographical areas [Line Items]
Revenues	¥ 167,147	¥ 140,704	¥ 120,406
Non-current operating assets	39,370	14,570
Japan (country of domicile) [member]
Disclosure of geographical areas [Line Items]
Revenues	121,283	100,939	84,780
Non-current operating assets	23,089	10,661
Taiwan [member]
Disclosure of geographical areas [Line Items]
Revenues	16,630	15,614	17,058
Korea [member]
Disclosure of geographical areas [Line Items]
Non-current operating assets	10,605	3,219
Others [member]
Disclosure of geographical areas [Line Items]
Revenues	29,234	24,151	¥ 18,568
Non-current operating assets	¥ 5,676	¥ 690